Notes Payables (Details Textual)	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 20, 2010 USD ($)	Jun. 30, 2012 Convertible debentures one [Member]	Dec. 31, 2011 Convertible debentures one [Member]	Feb. 03, 2010 Convertible debentures one [Member] USD ($)	Dec. 29, 2009 Convertible debentures one [Member] USD ($)	Jun. 30, 2012 Convertible debentures two [Member]	Dec. 31, 2011 Convertible debentures two [Member]	Oct. 14, 2010 Convertible debentures two [Member] USD ($)	Sep. 30, 2010 Convertible debentures two [Member] USD ($)	Jun. 30, 2012 Debentures [Member]	Dec. 31, 2011 Debentures [Member]	Nov. 15, 2010 Debentures [Member] USD ($)	Oct. 26, 2010 Debentures [Member] USD ($)	Jun. 30, 2012 Convertible debenture three [Member]	Dec. 31, 2011 Convertible debenture three [Member]	Nov. 15, 2010 Convertible debenture three [Member] USD ($)	Dec. 31, 2011 Debentures one [Member]	Jun. 30, 2011 Debentures one [Member]	Dec. 03, 2010 Debentures one [Member] USD ($)	Jun. 30, 2012 Term Notes [Member]	Dec. 31, 2011 Term Notes [Member]	Mar. 25, 2011 Term Notes [Member] USD ($)
Additional Notes Payable (Textual)
Issuance of convertible debentures									$ 70,000	$ 371,362			$ 90,000	$ 85,000			$ 322,500	$ 77,500			$ 350,000			$ 40,000
Term notes payables																											300,000
Percentage of company's common stock hold by beneficial owner									50.00%	50.00%
Interest rate on debentures									6.00%	6.00%			6.00%	6.00%			6.00%	6.00%			6.00%			6.00%
Conversion price									$ 0.0125	$ 0.0125			$ 0.0175	$ 0.0175							$ 0.019			$ 0.019			$ 0.03
Repayment of convertible debt						50,000
Interest rate on term notes																											16.00%
Number of common stock purchased by issuance of warrants																											400,000
Exercise price of warrants																											$ 0.03
Number of common stock after conversion of principal and unpaid interest on debenture																							2,167,902
Period of warrants																											3 years
Debt instruments, original maturity date							Aug. 31, 2010	Aug. 31, 2010			Aug. 31, 2011	Aug. 31, 2011			Aug. 31, 2011	Aug. 31, 2011			Dec. 31, 2012	Dec. 31, 2012		Jun. 30, 2011			Jun. 25, 2011	Jun. 25, 2011
Notes Payable (Textual)
Remaining balance of unsecured debt		8,250		8,250	33,000
Frequency of repayment of unsecured notes	Monthly installments	Monthly installments	Monthly installments	Monthly installments
Amount of notes payable secured by first security interest	$ 1,316,362		$ 1,316,362